INVENTORIES	12 Months Ended
Dec. 31, 2018
INVENTORIES
INVENTORIES

4. INVENTORIES

Inventories consist of the following:

	At December 31,	At December 31,
	2017	2018
	$	$
Raw materials	90,299	47,759
Work-in-process	59,576	46,817
Finished goods	196,217	167,446
	346,092	262,022

In 2016, 2017 and 2018, inventory was written down by $19,467,  $17,820 and $14,646, respectively, to reflect the lower of cost and net realizable value.